Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 01, 2012
INCOME AND EQUITY FUND (Prospectus Summary) | INCOME AND EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Income and Equity Fund (Class A and Class C)
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	Current income and, secondarily, long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds.
More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 50 of this prospectus and "Reducing Your Sales Charge - Class A Shares" starting on page 33
		of the SAI.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid by you directly)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 16%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Expense Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest
$10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested,
		and that the Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund's principal investment strategies are:

• Investing primarily in investment grade U.S. corporate bonds and in dividend-paying stocks.

• Investing in U.S. government securities and high-quality money market securities.

• Investing a majority of its assets in fixed income securities while the general level of interest rates exceeds the dividend yields available on common stock. Investing a higher proportion of its assets in stocks when the economic outlook is favorable.

• Focusing on total return in selecting stocks. Using fundamental analysis to evaluate each company's financial condition and prospects, as well as economic
		conditions.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

• Bond prices are affected by interest rates. Bond prices generally decline when interest rates rise and rise when interest rates fall. Longer-term debt and zero-coupon bonds are more sensitive to interest rate changes than debt instruments with shorter maturities.

• Credit risk. The chance a bond issuer will fail to pay principal or interest on time. Changes in the credit strength of an issuer may reduce the credit rating of its debt investments and may affect their value.

• Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-
specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

• Market events risks. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More
		Information About the Funds" starting on page 40 of this prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows the
Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The table includes performance information for the
Barclays Capital Intermediate Corporate Bond Index and the S&P 500 Index which provide bases for comparison of the Fund's mix of fixed income and equity securities, respectively.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance
		information, please visit www.pacificadvisorsfunds.com.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table give you some indication of the risks of investing in the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.pacificadvisorsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Risk/Return Bar Chart (Class A Shares)
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include the sales charge; if the sales charge were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 10.21% (quarter ended June 30, 2009), and the lowest quarterly return was -7.76% (quarter ended December 31, 2008).
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	does not reflect deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns
		for Class C will vary.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
INCOME AND EQUITY FUND (Prospectus Summary) | INCOME AND EQUITY FUND | S&P 500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (does not reflect deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
INCOME AND EQUITY FUND (Prospectus Summary) | INCOME AND EQUITY FUND | Barclays Capital Intermediate Corporate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate Corporate Bond Index (does not reflect deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.86%
INCOME AND EQUITY FUND (Prospectus Summary) | INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	796
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,453
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,133
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,933
Annual Return 2002	rr_AnnualReturn2002	(0.92%)
Annual Return 2003	rr_AnnualReturn2003	6.63%
Annual Return 2004	rr_AnnualReturn2004	0.51%
Annual Return 2005	rr_AnnualReturn2005	0.01%
Annual Return 2006	rr_AnnualReturn2006	7.25%
Annual Return 2007	rr_AnnualReturn2007	2.39%
Annual Return 2008	rr_AnnualReturn2008	(17.49%)
Annual Return 2009	rr_AnnualReturn2009	15.37%
Annual Return 2010	rr_AnnualReturn2010	6.88%
Annual Return 2011	rr_AnnualReturn2011	2.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.76%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.60%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.76%
INCOME AND EQUITY FUND (Prospectus Summary) | INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.47%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.44%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.08%
INCOME AND EQUITY FUND (Prospectus Summary) | INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.06%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.21%
INCOME AND EQUITY FUND (Prospectus Summary) | INCOME AND EQUITY FUND | INCOME AND EQUITY FUND CLASS C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 30 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Wire Redemption Fee	rr_RedemptionFee	(25)
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	rr_ExchangeFee	10
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.08%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	508
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,235
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	2,078
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	4,253
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	410
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,241
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,087
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	4,273
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.50%